Vessels and other fixed assets, net (Details Narrative) $ / shares in Units, $ in Thousands		5 Months Ended	7 Months Ended	12 Months Ended
	Jan. 14, 2019 USD ($) $ / shares shares	May 27, 2019 USD ($)	Jul. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 17, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Jan. 07, 2019 $ / shares
Property, Plant and Equipment [Line Items]
Number of vessels owned				116
Vessels and other fixed assets, net				$ 2,877,119		$ 2,965,527
Cash portion of the consideration				72,059		347,140	$ 328,634
Loss on sale of vessels				0		(5,493)	0
Asset Impairment Charges						$ 3,411	$ 17,784
Lease Agreements [Member]
Property, Plant and Equipment [Line Items]
Number of vessels owned				31
Vessels and other fixed assets, net				$ 738,216
Katie K [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date				April 16, 2019
Debbie H [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date				May 28, 2019
Star Ayesha [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date				July 15, 2019
Star Janni [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date				January 7, 2019
Shares Issued, Price Per Share | $ / shares								$ 10.41
Star Marianne [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date				January 14, 2019
Shares Issued, Price Per Share | $ / shares	$ 9.66
Star Marianne And Star Janni [Member]
Property, Plant and Equipment [Line Items]
Number of shares issued as part of the consideration | shares | shares	999,336
Cash portion of the consideration	$ 31,772
Total acquisition cost	$ 41,837
Delphin Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of shares issued as part of the consideration | shares | shares						4,503,370
Cash portion of the consideration		$ 80,000
Total acquisition cost		$ 127,532
Number of operating vessels acquired		11
Delphin Vessels [Member] | CMBL [Member]
Property, Plant and Equipment [Line Items]
Description of Lessee Leasing Arrangements, Capital Leases				seven-year
Sale Leaseback Transaction, Gross Proceeds, Financing Activities			$ 91,431
Star Delta [Member]
Property, Plant and Equipment [Line Items]
Disposal date				Jan. 08, 2019
Loss on sale of vessels				$ 5,493
Star Kappa [Member]
Property, Plant and Equipment [Line Items]
Disposal date				Mar. 08, 2019
Star Aurora [Member]
Property, Plant and Equipment [Line Items]
Disposal date				Mar. 06, 2019
Star Anna [Member]
Property, Plant and Equipment [Line Items]
Disposal date				Sep. 23, 2019
Star Gamma [Member]
Property, Plant and Equipment [Line Items]
Disposal date				Sep. 05, 2019
Star Cosmo [Member]
Property, Plant and Equipment [Line Items]
Disposal date				Dec. 17, 2019
Star Epsilon [Member]
Property, Plant and Equipment [Line Items]
Disposal date				Dec. 09, 2019
E.R Bayonne, E.R Buenos Aires and E.R Borneo [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date				January 26, 2021
Number of shares issued as part of the consideration | shares | shares					2,100,000
Cash portion of the consideration					$ 39,000
Number of operating vessels acquired					3
Star Gamma And Star Anna [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges						$ 3,411
First-priority mortgage [Member]
Property, Plant and Equipment [Line Items]
Number of vessels owned				85
Debt Instrument, Collateral Amount				$ 2,138,646
Second-priority mortgage [Member]
Property, Plant and Equipment [Line Items]
Debt Instrument, Collateral Amount				$ 685,163